Accounts Receivable, net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, net
Accounts Receivable, net

5.    Accounts Receivable, net

	As of December 31,
	2023	2024
	US$	US$
Accounts receivable, gross	12,581	12,048
Less: allowance for credit losses	(3,367)	(4,456)
Total accounts receivable, net	9,214	7,592

The Group recorded the allowance for doubtful accounts of US$288 for the year ended December 31, 2022.

The Group recorded the allowance for credit losses of US$1,530 and write off the allowance for credit losses of US$304 under ASU 2016-13 Financial instruments – credit losses for the year ended December 31, 2023.

The Group recorded the allowance for credit losses of US$1,138 under ASU 2016-13 Financial instruments – credit losses for the year ended December 31,2024.